RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				£ (44,384)	£ (45,822)
Net amount recognised in the balance sheet	£ (236)	£ (236)	£ (200)	(144)	(236)
At 1 January	(236)	(200)
Current service cost	(295)	(257)	(302)
Interest income (expense)	(1)	(40)	(43)
Remeasurements:
Actuarial (losses) gains – financial assumptions	92	(33)
Past service cost	10
Settlements	3	6	6
Administrative costs paid	10,181	10,253	10,550
Net defined benefit pension charge				358	822
Exchange and other adjustments		(2)
At 31 December	(144)	(236)	(200)
Active members [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				(7,947)	(9,903)
Deferred members [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				(15,823)	(16,934)
Pensioners [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				(19,014)	(17,476)
Dependants [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				(1,600)	(1,509)
Net amounts presented in the balance sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Defined benefit obligation				(44,384)	(45,822)
Fair value of scheme assets				44,893	45,578
Net amount recognised in the balance sheet	509	(244)		509	(244)
At 1 January	(244)
Remeasurements:
At 31 December	509	(244)
Net amount recognised in the balance sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Net amount recognised in the balance sheet	(244)	(244)	736	509	(244)
At 1 January	(244)	736
Remeasurements:
Net defined benefit pension charge				(362)	(279)
Actuarial (losses) gains on defined benefit obligation	(731)	(8,770)
Return on plan assets	1,267	7,455
Employer contributions	580	623
Exchange and other adjustments	(1)	(9)
At 31 December	509	(244)	736
Movements in the defined benefit obligation [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Net amount recognised in the balance sheet	(45,822)	(45,822)	(36,903)	(44,384)	(45,822)
At 1 January	(45,822)	(36,903)
Current service cost	(295)	(257)
Interest income (expense)	(1,241)	(1,401)
Remeasurements:
Actuarial gains – experience	(347)	535
Actuarial gains (losses) – demographic assumptions	1,084	195
Actuarial (losses) gains – financial assumptions	(1,468)	(9,500)
Benefits paid				3,714	1,580
Past service cost	(14)	(20)
Curtailments	(10)
Settlements	15	12
Exchange and other adjustments		(63)
At 31 December	(44,384)	(45,822)	(36,903)
Changes in the fair value of scheme assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognized in Financial Statements [Line Items]
Net amount recognised in the balance sheet	45,578	45,578	37,639	44,893	45,578
At 1 January	45,578	37,639
Interest income (expense)	1,242	1,441
Remeasurements:
Benefits paid				£ (3,714)	£ (1,580)
Settlements	(18)	(18)
Administrative costs paid	(41)	(36)
Return on plan assets	1,267	7,455
Employer contributions	580	623
Exchange and other adjustments	(1)	54
At 31 December	£ 44,893	£ 45,578	£ 37,639